Risk management and financial instruments - Derivatives with Variable Interest Entities (Details) - Cash Flow Hedging - Designated as Hedging Instrument - Variable Interest Entity, Primary Beneficiary
$ in Millions
Dec. 31, 2017 USD ($)
Dec 2013 - Dec 2018
Derivative [Line Items]
Outstanding principal	$ 144.5
Pay rate	1.77%
Mar 2014 - Nov 2018
Derivative [Line Items]
Outstanding principal	$ 4.0
Pay rate	2.01%
Mar 2014 - Oct 2018
Derivative [Line Items]
Outstanding principal	$ 4.0
Pay rate	2.01%